Acquisition of Kennady Diamonds Inc. - Additional Information (Detail) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 13, 2018 shares	Jan. 29, 2018	Apr. 13, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about business combination [abstract]
Stock exchange ratio		0.975
No of shares acquired through private placement			3,000,000	3,000,000
No of shares issued through business acquisition	49,737,307
No of shares acquired through business acquisition	51,012,599
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income | $						$ 1,334
Other comprehensive income | $					$ 0	$ 1,334	$ 0